UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 03/31/2011

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______21________

Form 13F Information Table Value Total: __$155405_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    16332 582258.000 SH     Sole	        582258.000
CIA Saneamento Basico(SBS)      COM		20441A102    15729 267775.000 SH     Sole		267775.000
IShares Silver Trust(SLV)       COM 		46428q109    15177 412750.000 SH     Sole		412750.000
Veolia Environment ADR(VE)	COM		92334N103    13874 445100.000 SH     Sole	        445100.000
Mueller Industries, Inc(MLI)    COM             624756102    12691 346568.000 SH     Sole               346568.000
ITT Industries, Inc.(ITT)       COM   		450911102    12438 207120.000 SH     Sole               207120.000
SPDR GOLD Trust(GLD)		COM		78463V107    11400  81510.000 SH     Sole		 81510.000
ASA Limited(ASA)	        COM   		g3156p103     8502 268212.000 SH     Sole		268212.000
California Water Service Group  COM		130788102     7977 214600.000 SH     Sole               214600.000
Northwest Pipe Company(NWPX)    COM             667746101     6938 302568.000 SH     Sole               302568.000
Connecticut Water Service, Inc  COM		207797101     6376 241976.000 SH     Sole		241976.000
Consolidated Water Company(CWCO)COM             G23773107     6202 569014.000 SH     Sole               569014.000
Duoyuan Global Water Inc ADR    COM             266043108     5986 992661.000 SH     Sole               992661.000
Ishares COMEX GOld Trust(IAU)   COM		464285105     5047 360000.000 SH     Sole		360000.000
SJW Corp. (SJW)                 COM             784305104     4029 174022.000 SH     Sole               174002.000
Artesian Resources Corp.(ARTNA) COM		043113208     3101 159107.000 SH     Sole               159107.000
Mueller Water Products (MWA)    COM             624758108     2051 457715.000 SH     Sole               457715.000
Suez Enviromental Unspon ADR    COM		864691100      567  54780.000 SH     Sole                54780.000
Pennichuck Corp (PNNW)          COM             708254206      378  13274.000 SH     Sole                13274.000
Powershares Global Water Port   COM             73936T623      362  17695.000 SH     Sole                17695.000
Eastern American Natural Gas    COM             276217106      249  10650.000 SH     Sole                10650.000